Pension and Other Postretirement Benefit Plans - Summary of Cumulative Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ (743)	$ (1,913)
Noncurrent liabilities	(54,050)	(107,183)
Total	(54,793)	(109,096)
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Noncurrent liabilities	(53,979)	(106,051)
Total	(53,979)	(106,051)
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	(743)	(1,913)
Noncurrent liabilities	(71)	(1,132)
Total	$ (814)	$ (3,045)